Loans Payable	12 Months Ended
Dec. 31, 2011
Loans Payable
Loans Payable

9.                                      Loans   Payable

	December 31,	December 31,
	2011	2010
Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 5.56% per year, interest is payable quarterly and the principal is payable on December 22, 2011.The loan was repaid on December 22, 2011.	$—	$1,512,447
Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 20% above the prime rate of a one-year term loan published by the People’s Bank of China, currently at 7.872% per year. Interest is payable quarterly and the principal is payable on December 21, 2012. The loan agreement is under a general credit facility agreement with the same bank with a limit of RMB 30 million for the period from December 22, 2011 to December 21, 2012.	1,571,166	—
Bank loan (Industrial and Commercial Bank of China Limited): RMB 50 million, bearing interest at Bank of China’s prime rate for loans of nine months to one year plus 1.04% per year. Interest is payable monthly and the principal is payable on December 7, 2011. The loan was collateralized by the trade receivables of Sinovac Beijing with a carrying value of RMB 80 million. The loan was repaid on December 7, 2011.	—	7,562,237
Bank loan (Industrial and Commercial Bank of China Limited): RMB 20 million, bearing interest at 10% above Bank of China’s prime rate for loans of six months to one year plus 1.456% of financing fee per year, currently at 8.672% per year. Interest is payable monthly and the principal is payable on December 21, 2012. The loan is guaranteed by an unrelated third party, with a guarantee fee of $63,000 (RMB 400,000) over the term of the loan and the trade receivables of Sinovac Beijing with a carrying value of not lower than RMB 35 million is pledged to the guarantee company.	3,142,332	—
Bank loan (Bank of China): RMB 9 million, bearing interest at 5.31% per year, interest is payable quarterly and the principal is repayable on April 5, 2011. The loan is exclusively for H1N1 working capital. Subject to the terms and conditions pursuant to the agreement, Sinovac Beijing is required to maintain a debt to asset ratio less than 90% and daily balance of cash and cash equivalents not less than RMB 50 million. The loan was repaid on April 2, 2011.	—	1,361,203
Loans payable — current-term	$4,713,498	$10,435,887

	December 31,	December 31,
	2011	2010

Bank loan (China Construction Bank): RMB 76.5 million (December 31, 2010 — RMB 66.5 million), bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.9% per year. The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. The total amount of the loan is $14.14 million (RMB 90 million) and is advanced to the Company in six installments according to the agreement. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7.38 million (RMB 46.97 million) was pledged as collateral. The entire principal amount is payable on February 9, 2015.

	$12,019,420	$10,057,775
Bank loan (Bank of Beijing): RMB 33,745,050 bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.9% per year. Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit amount of RMB 200 million. The loan is repayable on November 13, 2015. The Company also obtained a credit with a maximum quota for issuing letter of credits of RMB 80 million with the same bank. Plant and building of Sinovac Beijing with a net book value of $3.4 million (RMB 21.5 million) was pledged as collateral.	5,301,907	—

Loans payable — long-term	$17,321,327	$10,057,775

The weighted average effective interest rate was 6.71% and 5.56% in 2011 and 2010, respectively. In 2011, 2010, and 2009, the Company incurred $1,439,743, $1,163,551 and $914,546 interest costs, respectively, of which $251,891 (net of $711,738 loan interest subsidies received) (2010 - $nil and 2009 - $nil) have been capitalized in property, plant and equipment.